INCOME TAXES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Plant, equipment and mining properties	$ 35,658	$ 38,743
Exploration and evaluation assets	9,827	46,781	$ 43,338
Reclamation provision and other	1,524	10,799
Unrecognized deductible temporary differences [Member]
Disclosure of other provisions [line items]
Tax losses carried forward	24,229	13,790
Share issue costs	1,352	1,263
Plant, equipment and mining properties	170	6,096
Exploration and evaluation assets	1,237	1,207
Investments	(1,273)	44
Reclamation provision and other		9,489
Unrecognized deductible temporary differences	$ 25,721	$ 31,889